GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 10,840	$ 10,840
Accumulated Amortization	(4,402)	(3,211)
Net Carrying Amount	$ 6,438	$ 7,629
Internally Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	10 years	10 years
Gross Carrying Amount	$ 7,810	$ 7,810
Accumulated Amortization	(2,408)	(1,627)
Net Carrying Amount	$ 5,402	$ 6,183
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	6 years	6 years
Gross Carrying Amount	$ 2,130	$ 2,130
Accumulated Amortization	(1,094)	(739)
Net Carrying Amount	$ 1,036	$ 1,391
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	2 years	2 years
Gross Carrying Amount	$ 720	$ 720
Accumulated Amortization	(720)	(720)
Net Carrying Amount
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	3 years	3 years
Gross Carrying Amount	$ 180	$ 180
Accumulated Amortization	(180)	(125)
Net Carrying Amount		$ 55